CONTROLLING INTEREST EQUITY (Details) - shares		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Disclosure of controlling interest equity [Line Items]
Authorized shares			120,000,000,000	120,000,000,000
Subscribed fully paid shares			22,281,017,159	22,281,017,159
Subscribed but pending to be paid shares Total outstanding shares			22,281,017,159	22,281,017,159
Number of shares outstanding		22,281,017,159	22,281,017,159		22,281,017,159	22,281,017,159
Common voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding	[1]		15,173,180,765	15,254,876,823
Preferred non-voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding	[1]		7,107,836,394	7,026,140,336

[1]	Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2017 and 2016, 81,696,058 and 12,086,836 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.